Consolidated Statement of Profit or Loss - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	₺ 34,906,646	₺ 28,272,751	₺ 23,996,262
Revenue from financial services	1,013,896	830,987	1,140,873
Total revenue	35,920,542	29,103,738	25,137,135
Cost of revenue	(24,940,126)	(20,161,096)	(16,816,705)
Cost of revenue from financial services	(289,848)	(174,963)	(266,775)
Total cost of revenue	(25,229,974)	(20,336,059)	(17,083,480)
Gross profit	9,966,520	8,111,655	7,179,557
Gross profit from financial services	724,048	656,024	874,098
Total gross profit	10,690,568	8,767,679	8,053,655
Other income	249,793	96,585	140,705
Selling and marketing expenses	(1,778,483)	(1,372,953)	(1,555,189)
Administrative expenses	(919,023)	(749,612)	(779,755)
Net impairment losses on financial and contract assets	(271,162)	(349,595)	(338,857)
Other expenses	(619,837)	(619,835)	(487,295)
Operating profit	7,351,856	5,772,269	5,033,264
Finance income	3,592,026	2,119,483	297,450
Finance costs	(6,492,878)	(3,251,164)	(2,025,118)
Net finance costs	(2,900,852)	(1,131,681)	(1,727,668)
Share of profit/(loss) of equity accounted investees	90,090	(13,775)	(15,712)
Profit before income tax	4,541,094	4,626,813	3,289,884
Income tax expense	490,184	(387,193)	(785,630)
Profit from continuing operations	5,031,278	4,239,620	2,504,254
Gain from discontinued operations (attributable to owners of the Company)			772,436
Profit for the year	5,031,278	4,239,620	3,276,690
Profit for the year is attributable to:
Owners of the Company	5,031,098	4,237,086	3,246,487
Non-controlling interests	180	2,534	30,203
Profit for the year	₺ 5,031,278	₺ 4,239,620	₺ 3,276,690
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 2.30	₺ 1.94	₺ 1.49
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	2.30	1.94	1.49
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	2.30	1.94	1.14
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 2.30	₺ 1.94	1.14
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)			0.35
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)			₺ 0.35